Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 4,870	$ 4,308	$ 3,919
Termination benefits	319	0	0
Share-based compensation expense	1,496	1,615	2,703
Compensation of key management personnel	$ 6,685	$ 5,923	$ 6,622